Financial Instruments - Impairment (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Loan receivable - Nevada Copper
Impairment of Streams, Royalties and other interests
Loan receivables impairment charges and expected credit losses	$ 20.2
Loan receivable - Elevation
Impairment of Streams, Royalties and other interests
Loan receivables impairment charges and expected credit losses	21.4
Loan receivable - Elevation Gold and Nevada Copper
Impairment of Streams, Royalties and other interests
Estimated recoverable amount	$ 0.0